Loss And Loss Adjustment Expense Reserves	12 Months Ended
Dec. 31, 2016
Insurance [Abstract]
Loss And Loss Adjustment Expense Reserves
LOSS AND LOSS ADJUSTMENT EXPENSE RESERVES
We write personal and commercial auto insurance, residential property insurance, and other specialty property-casualty insurance and related services throughout the United States. As a property-casualty insurance company, we could be exposed to hurricanes or other catastrophes. To help mitigate this risk, we maintain catastrophic reinsurance coverage on our Property business. Although the occurrence of a major catastrophe could have a significant effect on our monthly or quarterly results, we believe that, based on historical experience, such an event would not be so material as to disrupt the overall normal operations of Progressive. We are unable to predict the frequency or severity of any such events that may occur in the near term or thereafter.
As we are primarily an insurer of motor vehicles and residential property, we have limited exposure to environmental, asbestos, and general liability claims. We have established reserves for such exposures, in amounts that we believe to be adequate based on information currently known. These claims are not expected to have a material effect on our liquidity, financial condition, cash flows, or results of operations.
Loss and Loss Adjustment Expense Reserves
Loss and loss adjustment expense (LAE) reserves represent our best estimate of our ultimate liability for losses and LAE relating to events that occurred prior to the end of any given accounting period but have not yet been paid. For our vehicle businesses, which represent about 95% of our total carried reserves, Progressive’s actuarial staff reviews over 400 subsets of business data, which are at a combined state, product, and line coverage level (the “products”), to calculate the needed loss and LAE reserves. We begin our review of a set of data by producing multiple estimates of needed reserves, using both paid and incurred data, to determine if a reserve change is required. In the event of a wide variation among results generated by the different projections, our actuarial group will further analyze the data using additional quantitative analysis. Each review develops a point estimate for a relatively small subset of the business, which allows us to establish meaningful reserve levels for that subset. We believe our comprehensive process of reviewing at a subsegment level provides us more meaningful estimates of our aggregate loss reserves.
The actuarial staff completes separate projections of needed case and incurred but not recorded (IBNR) reserves. Since a large majority of the parties involved in an accident report their claims within a short time period after the occurrence, we do not carry a significant amount of IBNR reserves for older accident years. Based on the methodology we use to estimate case reserves for our vehicle businesses, we do not have expected development on reported claims included in our IBNR reserves. We do, however, include anticipated salvage and subrogation recoveries in our IBNR reserves, which could result in negative carried IBNR reserves, primarily in our physical damage reserves.
Assumptions regarding needed reserve levels made by the actuarial staff take into consideration influences on available historical data that reduce the predictiveness of our projected future loss costs. Internal considerations that are process-related, which generally result from changes in our claims organization’s activities, include claim closure rates, the number of claims that are closed without payment, and the level of the claims representatives’ estimates of the needed case reserve for each claim. These changes and their effect on the historical data are studied at the state level versus on a larger, less indicative, countrywide basis. External items considered include the litigation atmosphere, state-by-state changes in medical costs, and the availability of services to resolve claims. These also are better understood at the state level versus at a more macro, countrywide level.
Similar to our vehicle businesses, our actuarial staff analyzes loss and LAE property data on an accident period basis. Many of the methodologies and key parameters reviewed are similar. Unlike our vehicle businesses, primarily due to the the low levels of reserves, data is reviewed at a macro level and a range of reserves are generated to determine a reasonable range. In addition, for our Property business, since claims adjusters primarily establish the case reserves, the actuarial staff includes expected development on case reserves as a component of the overall IBNR reserves.
Activity in the loss and loss adjustment expense reserves is summarized as follows:

(millions)	2016	2015	2014
Balance at January 1	$10,039.0	$8,857.4	$8,479.7
Less reinsurance recoverables on unpaid losses	1,442.7	1,185.9	1,045.9
Net balance at January 1	8,596.3	7,671.5	7,433.8
Net loss and loss adjustment reserves (disposed) acquired[1]	(2.5)	222.4	0
Total beginning reserves	8,593.8	7,893.9	7,433.8
Incurred related to:
Current year	16,967.1	14,657.1	13,330.3
Prior years	(87.5)	(315.1)	(24.1)
Total incurred	16,879.6	14,342.0	13,306.2
Paid related to:
Current year	11,149.0	9,577.3	8,831.5
Prior years	4,757.4	4,062.3	4,237.0
Total paid	15,906.4	13,639.6	13,068.5
Net balance at December 31	9,567.0	8,596.3	7,671.5
Plus reinsurance recoverables on unpaid losses	1,801.0	1,442.7	1,185.9
Balance at December 31	$11,368.0	$10,039.0	$8,857.4
[1] During 2016, $2.5 million net reserves were disposed by ARX in the exchange transaction (see Note 16 – Goodwill and Intangible Assets for further discussion). During 2015, $222.4 million net reserves were acquired in ARX acquisition.

We experienced favorable reserve development of $87.5 million in 2016, $315.1 million in 2015 and $24.1 million in 2014, respectively, which is reflected as “Incurred related to prior years” in the table above.

2016

•
Approximately $56 million of the favorable prior year reserve development was attributable to accident year 2015, and approximately $51 million of favorable development was attributable to accident years 2013 and prior. This favorable development was partially offset by $19 million of unfavorable development attributable to accident year 2014.

•
Our Personal Lines and Property businesses incurred $54 million and $52 million, respectively, of favorable loss and LAE reserve development, partially offset by the unfavorable loss and LAE development in Commercial Lines. In our Property business both the severity and frequency of late reported claims was less than anticipated.

•	Our personal auto product developed favorably $40 million, almost evenly split between Direct and Agency.

•	Our personal auto business incurred favorable case development primarily in bodily injury due to a lower than anticipated severity.

•
Our personal auto and Commercial Lines businesses incurred unfavorable IBNR loss reserve development, primarily due to a higher severity and frequency of late reported claims than anticipated for accident year 2015, due in part to storms in late December 2015, resulting in a greater number of claims being reported in January 2016 than anticipated.

•
In addition, our Commercial Lines business experienced unfavorable case reserve development for accident year 2014 primarily due to a higher severity than anticipated on our largest limits, while case reserve development for accident years 2015 and 2013 and prior was favorable.

2015

•	Approximately $239 million of the favorable prior year reserve development was primarily attributable to accident year 2014.

•
Favorable reserve development occurred in all segments; our combined Agency auto business and Direct auto business experienced approximately $217 million of total development, with the remainder split between our Commercial Lines and Property businesses.

•
In our personal auto and Commercial Lines businesses, we incurred favorable case loss reserve development primarily in bodily injury and uninsured motorist bodily injury coverages, due to lower than anticipated severity.

•	Our Property business development was favorable due to lower than anticipated severity and frequency across all products, primarily in accident years 2014 and 2013.

2014

•	Approximately $25 million of the favorable prior year reserve development was primarily attributable to accident year 2010.

•
Favorable reserve development in our Commercial Lines business of $49 million was partially offset by unfavorable development in our Agency auto business of $24 million. Our Direct auto business experienced slight favorable development.

•	The favorable reserve development in our Commercial Lines business was primarily related to favorable case reserve development on our high limit policies.

•	In Agency auto, the unfavorable development was primarily attributable to personal injury protection loss reserves and adjusting and other LAE reserves.
Incurred and Paid Claims Development by Accident Year
The tables below present our incurred and paid claims development by accident year for the last five years, which generally represents the number of years for which claims incurred typically remain outstanding. The tables below include inception-to-date information for companies acquired and wholly exclude companies disposed of, rather than including information from the date of acquisition, or until the date of disposition. We believe that the most meaningful presentation of claims development is through the retrospective approach by presenting all relevant historical information for all periods presented.
We have elected to present our incurred and paid claims development consistent with our GAAP reportable segments (see Note 10 – Segment Information for a discussion of our segment reporting), with a further disaggregation of our Personal Lines and Commercial Lines claims development between liability and physical damage, since the loss patterns are significantly different between them. The other business primarily includes reserves for the business written in Australia and for our run-off products, which are not considered material, and, therefore, we are not including separate claims development tables.
The following tables show incurred and paid claims development, net of reinsurance, by accident year. Only the most recent year is audited; all prior years are considered required supplementary information and, therefore, are unaudited. Expected development on our case reserves is excluded from the IBNR reserves on our vehicle businesses, as discussed above. For the Property business, the IBNR reserves include expected case development based on the methodology used in establishing the case reserves for that segment. The cumulative number of incurred claims are based on accident coverages (e.g., bodily injury, collision, comprehensive, personal injury protection, property damage) related to opened claims. Coverage counts related to claims closed without payment are excluded from the cumulative number of incurred claims.

Personal Lines - Agency - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2016
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$3,372.5	$3,375.9	$3,385.5	$3,395.0	$3,352.4	$0.1	691,743
2013		3,506.0	3,520.9	3,518.2	3,528.0	53.9	696,614
2014			3,702.1	3,627.7	3,633.2	57.3	701,611
2015				3,774.9	3,773.8	142.1	702,917
2016					4,082.9	555.6	724,842
				Total	$18,370.3
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$1,673.7	$2,690.0	$3,070.2	$3,238.2	$3,308.4
2013		1,684.0	2,794.1	3,173.1	3,362.9
2014			1,809.0	2,868.1	3,284.5
2015				1,793.1	2,976.0
2016					1,941.6
				Total	$14,873.4
	All outstanding liabilities before 2012, net of reinsurance				59.0
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$3,555.9
[1] Required supplementary information (unaudited)

Personal Lines - Agency - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2016
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$1,948.7	$1,954.5	$1,956.6	$1,956.0	$1,958.0	$0	1,302,848
2013		2,014.0	2,001.4	2,000.1	1,999.4	(2.4)	1,347,820
2014			2,107.5	2,090.3	2,089.9	(2.0)	1,374,623
2015				2,136.8	2,137.2	(4.6)	1,336,089
2016					2,423.4	(87.4)	1,387,512
				Total	$10,607.9
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$1,903.9	$1,958.4	$1,958.1	$1,957.9	$1,957.1
2013		1,952.7	2,003.9	2,002.0	2,001.3
2014			2,078.8	2,091.6	2,090.6
2015				2,106.2	2,138.1
2016					2,391.0
				Total	$10,578.1
	All outstanding liabilities before 2012, net of reinsurance				0.3
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$30.1
[1] Required supplementary information (unaudited)

Personal Lines - Direct - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2016
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$2,507.4	$2,469.1	$2,480.0	$2,488.2	$2,471.6	$(0.1)	526,665
2013		2,619.4	2,621.8	2,615.8	2,649.8	40.9	550,135
2014			2,946.8	2,887.4	2,898.1	44.0	592,017
2015				3,330.5	3,328.3	122.4	656,712
2016					3,819.0	488.9	722,585
				Total	$15,166.8
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$1,221.9	$1,972.4	$2,264.4	$2,385.0	$2,438.3
2013		1,252.0	2,085.1	2,375.5	2,521.3
2014			1,413.0	2,278.0	2,624.2
2015				1,545.2	2,615.0
2016					1,780.6
				Total	$11,979.4
	All outstanding liabilities before 2012, net of reinsurance				31.7
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$3,219.1
[1] Required supplementary information (unaudited)

Personal Lines - Direct - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2016
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$1,562.4	$1,556.5	$1,557.3	$1,557.0	$1,558.1	$0	1,314,480
2013		1,653.7	1,635.6	1,634.6	1,633.4	(2.3)	1,367,281
2014			1,889.3	1,862.2	1,861.7	(2.2)	1,470,879
2015				2,110.7	2,097.7	(5.7)	1,539,503
2016					2,521.0	(115.0)	1,673,575
				Total	$9,671.9
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$1,540.1	$1,560.2	$1,559.1	$1,558.4	$1,557.9
2013		1,612.9	1,638.2	1,636.2	1,635.3
2014			1,874.6	1,864.1	1,862.7
2015				2,094.7	2,100.1
2016					2,505.0
				Total	$9,661.0
	All outstanding liabilities before 2012, net of reinsurance				0.3
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$11.2
[1] Required supplementary information (unaudited)

Commercial Lines - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2016
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$800.1	$827.4	$810.7	$807.8	$794.8	$0	78,425
2013		864.2	864.6	865.4	865.0	23.3	78,090
2014			822.5	795.4	820.3	22.6	74,675
2015				897.6	911.1	51.0	77,263
2016					1,185.8	168.4	89,830
				Total	$4,577.0
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$228.6	$465.4	$621.5	$715.8	$759.9
2013		233.3	509.4	659.1	752.5
2014			234.0	438.7	610.0
2015				238.4	501.5
2016					298.6
				Total	$2,922.5
	All outstanding liabilities before 2012, net of reinsurance				20.8
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$1,675.3
[1] Required supplementary information (unaudited)

Commercial Lines - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2016
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$266.6	$267.7	$268.4	$267.6	$267.8	$0	65,804
2013		256.2	254.2	254.5	253.7	(0.5)	62,654
2014			240.3	239.7	238.6	(0.1)	59,616
2015				274.4	274.1	(0.8)	62,609
2016					379.6	(4.6)	74,810
				Total	$1,413.8
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$247.6	$266.9	$267.3	$267.8	$267.6
2013		239.4	253.1	253.9	253.7
2014			224.6	238.3	237.7
2015				248.5	271.9
2016					336.7
				Total	$1,367.6
	All outstanding liabilities before 2012, net of reinsurance				0.4
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$46.6
[1] Required supplementary information (unaudited)

Property Business
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2016
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$296.4	$273.4	$260.8	$252.9	$253.5	$1.5	33,236
2013		307.3	283.3	254.3	254.1	3.3	30,578
2014			415.5	389.1	379.7	9.5	40,957
2015				460.0	416.5	31.7	41,788
2016					568.6	98.1	50,159
				Total	$1,872.4
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016
2012	$178.0	$229.7	$242.4	$248.4	$250.2
2013		185.1	234.2	244.9	249.5
2014			269.2	351.5	365.9
2015				280.3	372.8
2016					415.2
				Total	$1,653.6
	All outstanding liabilities before 2012, net of reinsurance				5.9
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$224.7
[1] Required supplementary information (unaudited)

Subsequent to the date of acquisition, Progressive and ASI have worked together to refine the methodologies used by ASI in establishing their loss and LAE reserves. Therefore, past experience may not be indicative of future performance.

The following table reconciles the net incurred and paid claims development tables to the liability for claims and claim adjustment expenses:

(millions)	2016
Net outstanding liabilities
Personal Lines
Agency, Liability	$3,555.9
Agency, Physical Damage	30.1
Direct, Liability	3,219.1
Direct, Physical Damage	11.2
Commercial Lines
Liability	1,675.3
Physical Damage	46.6
Property	224.7
Other business	37.1
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	8,800.0

Reinsurance recoverable on unpaid claims
Personal Lines
Agency, Liability	724.5
Agency, Physical Damage	0
Direct, Liability	724.3
Direct, Physical Damage	0
Commercial Lines
Liability	59.5
Physical Damage	0
Property	132.7
Other business	154.9
Total reinsurance recoverable on unpaid claims	$1,795.9

Unallocated claims adjustment expense related to:
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	767.0
Reinsurance recoverable on unpaid claims	5.1

Total gross liability for unpaid claims and claim adjustment expense	$11,368.0

The following table shows the average historical claims duration as of December 31, 2016:

(Required Supplementary Information - Unaudited)
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance	Years
	1	2	3	4	5
Personal Lines
Agency, Liability	48.5%	30.6%	11.2%	5.2%	2.1%
Agency, Physical Damage	98.3%	1.8%	(0.1)%	—%	—%
Direct, Liability	47.6%	31.0%	11.6%	5.2%	2.2%
Direct, Physical Damage	99.5%	0.6%	(0.1)%	(0.1)%	—%
Commercial Lines
Liability	26.9%	28.9%	19.2%	11.3%	5.5%
Physical Damage	91.7%	6.8%	0.1%	0.1%	(0.1)%
Property	70.9%	21.1%	4.3%	2.1%	0.7%